CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
1. Cash Flows From Operating Activities
Consolidated profit for the year		R$ 9,138,048	R$ 7,464,918	R$ 9,833,826
Adjustments to profit		17,015,113	20,143,702	(8,904,694)
Depreciation of tangible assets		1,190,967	1,154,588	1,029,706
Amortization of intangible assets		471,280	328,051	460,311
Impairment losses on other assets (net)		456,711	114,321	1,220,645
Provisions and Impairment losses on financial assets (net)		15,647,539	16,026,187	17,635,283
Net Gains (losses) on disposal of tangible assets, investments and non-current assets held for sale		324,385	(90,889)	(831,108)
Share of results of entities accounted for using the equity method		(71,551)	(47,537)	(116,312)
Changes in deferred tax assets and liabilities		(406,395)	5,343,885	(9,417,913)
Monetary Adjustment of Escrow Deposits		(637,124)	(749,040)	(650,314)
Recoverable Taxes		(210,834)	(215,228)	(985,776)
Effects of Changes in Foreign Exchange Rates on Cash and Cash Equivalents		0	2,289,849	(2,106,652)
Effects of Changes in Foreign Exchange Rates on Assets and Liabilities		33,691	(3,924,662)	(7,349,318)
Others	[1]	216,444	(85,823)	(7,793,246)
Net (increase) decrease in operating assets		(16,745,263)	(59,866,978)	(65,884,338)
Balance with the Brazilian Central Bank		10,535,759	(24,156,755)	(35,884,381)
Financial assets held for trading		32,410,414	(33,996,130)	5,997,510
Other financial assets at fair value through profit or loss		18,988	457,419	(1,607,210)
Available-for-sale financial assets		(27,214,188)	9,976,210	(16,217,109)
Loans and receivables		(35,295,311)	(5,473,968)	(34,360,873)
Held to maturity investments		(26,266)	(449,792)	2,563,141
Other assets		2,825,341	(6,223,962)	13,624,584
Net increase (decrease) in operating liabilities		44,163,382	43,247,080	70,151,518
Financial liabilities held for trading		(2,297,323)	9,232,101	22,817,977
Financial liabilities at amortized cost		43,702,283	32,696,894	46,967,102
Other liabilities		2,758,422	1,318,085	366,439
Paid taxes		(3,280,230)	(4,240,115)	(1,170,020)
Total net cash flows from operating activities (1)		50,291,050	6,748,607	4,026,292
2. Cash Flows From Investing Activities
Investments		(2,197,918)	(1,945,372)	(2,135,943)
Capital increase in Investments in associates and Joint Ventures		(34,154)	(3,105)	0
Acquisition of subsidiary, less net cash in the acquisition		(275,091)	(392,998)	59
Tangible assets		(1,106,406)	(873,140)	(1,070,288)
Intangible assets		(738,554)	(670,576)	(710,176)
Non - current assets held for sale		(43,713)	(10,462)	(355,538)
Change in the scope of consolidation		0	4,909	0
Disposal		744,913	677,088	1,375,108
Net cash received from disposal of subsidiaries		0	0	857,830
Capital reduction of investee in joint control		0	76,860	0
Tangible assets		37,467	42,226	55,220
Non - current assets held for sale		434,553	208,232	317,321
Dividends and interest on capital received		272,893	349,770	144,737
Total net cash flows from investing activities (2)		(1,453,005)	(1,268,284)	(760,835)
3. Cash Flows From Financing Activities
Own shares Acquisition		(378,776)	(90,031)	(247,025)
Issuance of other long-term financial liabilities		59,663,420	50,313,469	72,936,057
Dividends paid and interest on capital		(5,652,081)	(3,210,762)	(3,992,956)
Payments of subordinated liabilities		0	(8,362,652)	(216,075)
Payments of other long-term financial liabilities		(97,009,957)	(56,164,769)	(63,516,234)
Payment of Debt Instruments Eligible to Compose Capital		(623,146)	(701,671)	(609,035)
Increase/ Decrease in non-controlling interests		(296,184)	23,909	4,803
Total net cash flows from financing activities (3)		(44,296,724)	(18,192,507)	4,359,535
Exchange variation on Cash and Cash Equivalents (4)		0	(2,289,849)	2,106,652
Net Increase in Cash (1+2+3+4)		4,541,321	(15,002,033)	9,731,644
Cash and cash equivalents at beginning of year		18,129,581	33,131,614	23,399,970
Cash and cash equivalents at end of year		22,670,902	18,129,581	33,131,614
Cash and cash equivalents components
Cash		5,242,869	4,445,940	7,141,137
Loans and other		17,428,033	13,683,641	25,990,477
Total of cash and cash equivalents		22,670,902	18,129,581	33,131,614
Non-cash transactions
Foreclosures loans and other assets transferred to non-current assets held for sale		524,497	834,903	293,440
Dividends and interest on capital declared but not paid		4,455,000	4,750,000	3,000,000
Supplemental information
Interest received		73,094,248	75,818,511	70,566,274
Interest paid		R$ 37,948,828	R$ 46,051,070	R$ 37,912,698

[1]	2015 includes mainly the effect noted in footnote 25.a.